BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund
Fund Summary - BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund		Class M Shares	Investor Shares
Investment advisory fees	[1]	0.63%	0.63%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.11%	0.11%
Other expenses - Other expenses of the fund		0.05%	0.06%
Acquired fund fees and expenses	[2]	0.17%	0.17%
Total annual fund operating expenses		0.96%	1.22%
[1]	The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.
[2]	"Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class M Shares	98	306	531	1,178
Investor Shares	124	387	670	1,477

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 82.04% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund's after tax returns. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Large Cap Tax-Sensitive Strategy	40%	20% to 60%
Large Cap Core Strategy	0%	0% to 30%
Focused Equity Strategy	12%	0% to 30%
U.S. Large Cap Equity Strategy	12%	0% to 30%
Dynamic Large Cap Value Strategy	12%	0% to 30%
Large Cap Growth Strategy	0%	0% to 30%
U.S. Large Cap Growth Strategy	12%	0% to 30%
Income Stock Strategy	12%	0% to 30%
Appreciation Strategy	0%	0% to 30%
Large Cap Dividend Strategy	0%	0% to 30%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by using certain tax-sensitive strategies, which include for the fund as a whole generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains. Although the fund uses certain tax-sensitive strategies, the fund does not have any limitations regarding portfolio turnover and the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The portion of the fund's assets allocated to the Large Cap Tax-Sensitive Strategy normally is invested primarily in equity securities of large cap companies included in the Standard & Poor's® 500 Composite Stock Price Index (S&P 500 Index). In selecting securities for the Large Cap Tax-Sensitive Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500 Index. The Large Cap Tax-Sensitive Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Large Cap Tax-Sensitive Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the S&P 500 Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the portfolio manager monitors trading activity for the fund as a whole to avoid wash sale transactions (i.e., selling a security at a loss, and within 30 days before or after the sale acquiring the same security, causing the loss to be disallowed and the security's basis adjusted), and may seek to offset any realized capital gains of the fund's other investment strategies.

The portion of the fund's assets allocated to the Large Cap Core Strategy normally is invested primarily in equity securities of large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process for the Large Cap Core Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with bottom-up, fundamental research to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: earnings power unrecognized by the market; sustainable revenue and cash flow growth; positive operational and/or financial catalysts; attractive relative value versus history and peers; and strong or improving financial condition.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with the financial, operational and strategic strengths to underpin the potential for sustainable growth.

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum. The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy also may be invested in Dreyfus Strategic Value Fund, a mutual fund advised by The Dreyfus Corporation and co-managed by the same portfolio manager responsible for the fund's Dynamic Large Cap Value Strategy using substantially similar investment strategies as those used in managing this portion of the fund's assets.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index. The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy also may be invested in Dreyfus Research Growth Fund, Inc., a mutual fund advised by The Dreyfus Corporation and managed by the same portfolio managers responsible for the fund's U.S. Large Cap Growth Strategy using substantially similar investment strategies as those used in managing this portion of the fund's assets.

The portion of the fund's assets allocated to the Income Stock Strategy is invested in BNY Mellon Income Stock Fund, a mutual fund advised by the fund's investment adviser. The underlying fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The underlying fund's portfolio manager chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. The underlying fund may invest in the stocks of companies of any size, although it focuses on large-cap companies.

The portion of the fund's assets allocated to the Appreciation Strategy is invested in Dreyfus Appreciation Fund, Inc., a mutual fund advised by The Dreyfus Corporation and sub-advised by Fayez Sarofim & Co. The underlying fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.  The underlying fund employs a "buy-and-hold" investment strategy.

The portion of the fund's assets allocated to the Large Cap Dividend Strategy normally is invested primarily in equity securities, focusing on dividend-paying stocks and other investments and investment techniques that provide income. The portfolio manager chooses securities through a disciplined investment process that combines fundamental analysis and risk management. The Large Cap Dividend Strategy emphasizes those securities with above market average yield, although the portfolio manager may purchase those securities with low or no dividend. This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among these underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q1, 2012: 13.40% Worst Quarter Q3, 2011: -16.57% The year-to-date total return of the fund's Class M shares as of September 30, 2013 was 18.61%.
Average Annual Total Returns as of 12/31/12
Average Annual Returns BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class M Shares	14.56%	10.95%	Jul. 30, 2010
Investor Shares	13.29%	9.94%	Jul. 30, 2010
After Taxes on Distributions Class M Shares	14.42%	10.82%
After Taxes on Distributions and Sale of Fund Shares Class M Shares	9.67%	9.39%
S&P 500 reflects no deduction for fees, expenses or taxes	15.99%	13.71%	Jul. 30, 2010